Share Capital	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Share Capital [Abstract]
Share Capital

15.    Share Capital

(a)    Authorized

The Company has authorized share capital of an unlimited number of Common Shares with no par value.

On March 9, 2023, the Company implemented a 1-for-10 reverse stock split on its ordinary shares.

(b)    Shares issued and outstanding

Cost:	Number of shares	Capital
Balance, December 31, 2021	2,223,131	$7,255,695
Issuance of shares to ASDT	86,996	2,124,615
Issuance of shares from private placement	16,200	278,481
Issuance of shares upon conversion of note	164,574	6,559,000
Issuance of shares from IPO	400,000	14,654,593
Issuance of shares in Holigen acquisition (note 4)	190,000	16,131,000
Loss of control of Bophelo Bio	—	(156)
Fair value of RSUs issued at $9.70 per share	112,456	1,090,832
Fair value of RSUs issued at $8.29 per share	67,567	560,135
Fair value of RSUs issued at $7.10 per share	60,810	431,757
Fair value of RSUs issued at $2.57 per share	82,000	210,740
Fair value of RSUs issued at $2.30 per share	60,000	138,000
Balance, December 31, 2022	3,463,734	49,434,692
Fair value of RSUs issued at $1.84 per share	421,052	774,736
Fair value of RSUs issued at $1.11 per share	161,295	179,037
Cancelled shares	(20,620)	(200,014)
Balance, June 30, 2023	4,025,461	$50,188,451

During the six months ended June 30, 2023, the Company had the following share capital transactions:

(i)     On January 26, 2023, the Company issued 421,052 Common Shares at a fair value of $774,736 on the RSUs granted in accordance with the Company’s ESOP.

(ii)    On May 2, 2023, the Company issued 637,254 Common Shares at a fair value of $707,352 on the RSUs granted in accordance with the Company’s ESOP, of which 475,959 of these Common Shares with a fair value of $528,315 were returned on June 30, 2023 and recorded on accounts payable.

(iii)   On June 6, 2023, the Company cancelled 20,610 Common Shares at a fair value of $200,014 that were issued in August 2022.

During the year ended December 31, 2022, the Company had the following share capital transactions:

(i)     On March 14, 2022, the Company issued 86,996 Common Shares to the Akanda Bokamoso Empowerment Trust at a deemed value of $25.00 per common share, the per share value of the concurrent private placement (see (ii) below). The Company recorded an expense of $2,124,615 within general and administrative expenditures reflecting the cost of the shares issued at nil proceeds. The share based payment to the Akanda Bokamoso Empowerment Trust is a social development initiative of the Company and its beneficiaries are the employees of subsidiaries within the group.

(ii)    On March 14, 2022, the Company completed a private placement, issuing 16,200 Common Shares upon gross receipts of $405,000 net of issuance costs of $126,519.

(iii)   On March 15, 2022, the Company issued 164,574 Common Shares to Halo Collective, Inc. (“Halo”) at a price of $40 each to settle the principal amount of $6,559,294 plus accrued interest $23,686 owing to Halo in terms of a convertible debenture agreement, which totaled $6,582,980 at the time of conversion. The conversion of the debt owing was triggered by the Initial Public Offering in terms of the convertible debenture agreement.

(iv)    On March 15, 2022, the Company issued 400,000 Common Shares to IPO investors in exchange for gross proceeds of $16,000,000 and net proceeds of $14,682,089 after deducting underwriter commissions and allowable expenses.

(v)     On April 29, 2022, the Company issued 190,000 Common Shares at a fair value of $84.90 per share as part of the consideration in the acquisition of Holigen (note 4).

(vi)    On August 4, 2022, the Company issued 91,836 Common Shares at a fair value of $890,818 on the 112,456 RSUs granted on July 29, 2022.

(vii)  On August 11, 2022, the Company issued 20,620 Common Shares at a fair value of $200,014 on the 112,456 RSUs granted on July 29, 2022.

(viii) On August 25, 2022, the Company issued 67,567 Common Shares at a fair value of $560,135 on the 67,567 RSUs granted on August 18, 2022.

(ix)    On September 8, 2022, the Company issued 60,810 Common Shares at a fair value of $431,757 on the 60,810 RSUs granted on September 6, 2022.

(x)     On October 28, 2022, the Company issued 82,000 Common Shares at a fair value of $210,740 on the 82,000 RSUs granted on October 28, 2022.

(xi)    On November 22, 2022, the Company issued 60,000 Common Shares at a fair value of $138,000 on the 60,000 RSUs granted on November 21, 2022.

(c)     Loss per share

The weighted average number of Common Shares outstanding for basic and diluted loss per share for the six months ended June 30, 2023 was 4,029,293 (2022 – 2,683,544). The Company did not have any potential dilution during the six months ended June 30, 2023 and 2022.

(d)    Restricted stock units

In order to incentivize senior executive management and key staff, the Company makes use of equity incentives awarded pursuant to the Employee Share Ownership Plan (“ESOP”). In terms of the ESOP, the Company may award up to 20% of the Company’s issued share capital (at any point in time) in qualifying ESOP incentives.

On April 22, 2022, the Company granted 248,053 restricted stock units (“RSUs”) to directors, officers, and employees of the Company, of which service cost of $561,285 was included in general and administrative expenses during the year ended December 31, 2022 (2021 — $nil). Each of the RSUs vest monthly over 36 months beginning April 22, 2022.

On July 29, 2022, the Company granted 112,456 restricted stock units (“RSUs”) at a market price of $9.70 to consultants and directors of the Company in accordance with the Company’s RSU plan. Each of the RSUs vest immediately. The fair value of the granted RSUs was estimated to be $1,090,832. 112,456 of the granted RSUs were exercised during the year ended December 31, 2022.

On August 11, 2022, the Company granted 20,620 restricted stock units (“RSUs”) at a market price of $10.30 to directors of the Company in accordance with the Company’s RSU plan. Each of the RSUs vest three days following the release of Q2 2022 financials. The fair value of the granted RSUs was estimated to be $212,386.

On August 18, 2022, the Company granted 67,567 restricted stock units (“RSUs”) at a market price of $8.30 to consultants of the Company in accordance with the Company’s RSU plan. Each of the RSUs vest immediately. The fair value of the granted RSUs was estimated to be $560,135. 67,567 of the granted RSUs were exercised during the year ended December 31, 2022.

On September 6, 2022, the Company granted 60,810 restricted stock units (“RSUs”) at a market price of $7.10 to a consultant of the Company in accordance with the Company’s RSU plan. Each of the RSUs vest immediately. The fair value of the granted RSUs was estimated to be $431,757. 60,810 of the granted RSUs were exercised during the year ended December 31, 2022.

On September 21, 2022, the Company granted 98,896 restricted stock units (“RSUs”) at a market price of $6.10 to directors, officers, and consultants of the Company in accordance with the Company’s RSU plan. Each of the RSUs vest immediately. The fair value of the granted RSUs was estimated to be $598,321.

On September 22, 2022, the Company granted 30,000 restricted stock units (“RSUs”) at a market price of $5.60 to an officer of the Company in accordance with the Company’s RSU plan. Each of the RSUs vest immediately. The fair value of the granted RSUs was estimated to be $168,000.

On October 28, 2022, the Company granted 82,000 restricted stock units (“RSUs”) at a market price of $2.60 to directors and officers of the Company in accordance with the Company’s RSU plan. Each of the RSUs vest immediately. The fair value of the granted RSUs was estimated to be $210,740. 82,000 of the granted RSUs were exercised during the year ended December 31, 2022.

On November 21, 2022, the Company granted 60,000 restricted stock units (“RSUs”) at a market price of $2.30 to a consultant of the Company in accordance with the Company’s RSU plan. Each of the RSUs vest immediately. The fair value of the granted RSUs was estimated to be $138,000. 60,000 of the granted RSUs were exercised during the year ended December 31, 2022.

On January 24, 2023, the Company granted 421,052 restricted stock units (“RSUs”) at a market price of $1.84 to consultants of the Company in accordance with the Company’s RSU plan. Each of the RSUs vest immediately. The fair value of the granted RSUs was estimated to be $774,736. 421,052 of the granted RSUs were exercised during the six months ended June 30, 2023.

On May 2, 2023, the Company granted 637,254 restricted stock units (“RSUs”) at a market price of $1.11 to consultants of the Company in accordance with the Company’s RSU plan. Each of the RSUs vest immediately. The fair value of the granted RSUs was estimated to be $707,352. 475,959 of the granted RSUs were cancelled and 161,295 were exercised during the six months ended June 30, 2023.

A summary of the Company’s outstanding RSUs as at June 30, 2023 are as follows:

Number of RSUs
Balance, December 31, 2021	—
Granted	780,400
Exercised	(382,835)
Balance, December 31, 2022	397,565
Granted	1,058,306
Cancelled	(475,959)
Exercised	(582,347)
Balance, June 30, 2023	397,565

During the six months ended June 30, 2023, the Company recorded $1,695,753 (2022 — $nil) of expenses related to the RSUs as consulting fees.

15.    Share Capital

(a)    Authorized

The Company has authorized share capital of an unlimited amount of Common Shares with no par value.

(b)    Shares issued and outstanding

Cost:	Number of shares	Capital
Balance, December 31, 2020	13,129,212	$1,636
Shares issued to founders	5,626,806	1
Seed subscription	468,900	250,000
Private Placement	2,126,400	4,804,058
Settlement of Bridge Loan	880,000	2,200,000
Balance, December 31, 2021	22,231,318	$7,255,695
Issuance of shares to ASDT	869,963	2,124,615
Issuance of shares from private placement	162,000	278,481
Issuance of shares upon conversion of note	1,645,745	6,559,000
Issuance of shares from IPO	4,000,000	14,654,593
Issuance of shares in Holigen acquisition (note 4)	1,900,000	16,131,000
Loss of control of Bophelo Bio	—	(156)
Fair value of RSU’s issued at $0.97 per share	1,124,569	1,090,832
Fair value of RSU’s issued at $0.83 per share	675,676	560,135
Fair value of RSU’s issued at $0.71 per share	608,108	431,757
Fair value of RSU’s issued at $0.26 per share	820,000	210,740
Fair value of RSU’s issued at $0.23 per share	600,000	138,000
Balance, December 31, 2022	34,637,379	$49,434,692

Shares issued and outstanding are as follows:

(i)     The 13,129,212 shares issued to Halo in exchange for the Cannahealth acquisition have been deemed to be issued and outstanding as of the earliest reporting date, December 31, 2020.

(ii)    On July 16, 2021, the Company issued 5,626,806 Common Shares in the Company’s capital to its founders.

(iii)   On July 26, 2021, the Company completed a seed capital offering issuing 468,900 Common Shares in the Company’s capital at approximately $0.53 per share.

(iv)    On November 12, 2021, the Company issued 13,129,212 shares to the former shareholders of Cannahealth Limited to facilitate the acquisition of the entity, at a value of $0.01 per share.

(v)     On November 12, 2021, the Company completed a private placement, receiving gross consideration of $5,312,136 upon the issuance of 2,126,400 Common Shares of the Company at a price of $2.50 per share. The Company paid $508,078 in advisory fees and commissions associated with the offering.

(vi)    On November 10, 2021, the Company issued 880,000 Common Shares at a value of $2.50 per common share to settle bridge loans payable of $2,200,000 (Note 10).

(vii)  On March 14, 2022, the Company issued 869,963 Common Shares to the Akanda Bokamoso Empowerment Trust at a deemed value of $2.50 per common share, the per share value of the concurrent private placement (see (viii)). The Company recorded an expense of $2,124,615 within general and administrative expenditures reflecting the cost of the shares issued at nil proceeds. The share based payment to the Akanda Bokamoso Empowerment Trust is a social development initiative of the Company and its beneficiaries are the employees of subsidiaries within the group.

(viii) On March 14, 2022, the Company completed a private placement, issuing 162,000 Common Shares upon gross receipts of $405,000 net of issuance costs of $126,519.

(ix)    On March 15, 2022, the Company issued 1,645,745 Common Shares to Halo Collective, Inc. (“Halo”) at a price of $4 each to settle the principal amount of $6,559,294 plus accrued interest $23,686 owing to Halo in terms of a convertible debenture agreement, which totaled $6,582,980 at the time of conversion. The conversion of the debt owing was triggered by the Initial Public Offering in terms of the convertible debenture agreement.

(x)     On March 15, 2022, the Company issued 4,000,000 Common Shares to IPO investors in exchange for gross proceeds of $16,000,000 and net proceeds of $14,682,089 after deducting underwriter commissions and allowable expenses.

(xi)    On April 29, 2022, the Company issued 1,900,000 Common Shares at a fair value of $8.49 per share as part of the consideration in the acquisition of Holigen (note 4).

(xii)  On August 4, 2022, the Company issued 918,369 Common Shares at a fair value of $890,818 on the 1,124,569 RSUs granted on July 29, 2022.

(xiii) On August 11, 2022, the Company issued 206,200 Common Shares at a fair value of $200,014 on the 1,124,569 RSUs granted on July 29, 2022.

(xiv)  On August 25, 2022, the Company issued 675,676 Common Shares at a fair value of $560,135 on the 675,676 RSUs granted on August 18, 2022.

(xv)   On September 8, 2022, the Company issued 608,108 Common Shares at a fair value of $431,757 on the 608,108 RSUs granted on September 6, 2022.

(xvi)  On October 28, 2022, the Company issued 820,000 Common Shares at a fair value of $210,740 on the 820,000 RSUs granted on October 28, 2022.

(xvii) November 22, 2022, the Company issued 600,000 Common Shares at a fair value of $138,000 on the RSUs granted on November 21, 2022.

(c)     Loss per share

The weighted average number of Common Shares outstanding for basic and diluted loss per share for the year ended December 31, 2022 was 29,930,094 (2021 — 16,223,996). The Company did not have any potential dilution during the years ended December 31, 2022 and 2021.

(d)    Restricted stock units

In order to incentivize senior executive management and key staff, the Company makes use of equity incentives awarded pursuant to the Employee Share Ownership Plan (“ESOP”). In terms of the ESOP, the Company may award up to 20% of the Company’s issued share capital (at any point in time) in qualifying ESOP incentives.

On April 22, 2022, the Company granted 2,480,532 restricted stock units (“RSUs”) to directors, officers, and employees of the Company, of which service cost of $561,285 was included in general and administrative expenses during the year ended December 31, 2022 (2021 — $nil). Each of the RSUs vest monthly over 36 months beginning April 22, 2022.

On July 29, 2022, the Company granted 1,124,569 restricted stock units (“RSUs”) at a market price of $0.97 to consultants and directors of the Company in accordance with the Company’s RSU plan. Each of the RSUs vest immediately. The fair value of the granted RSUs was estimated to be $1,090,832. 1,124,569 of the granted RSUs were exercised during the year ended December 31, 2022.

On August 11, 2022, the Company granted 206,200 restricted stock units (“RSUs”) at a market price of $1.03 to directors of the Company in accordance with the Company’s RSU plan. Each of the RSUs vest three days following the release of Q2 2022 financials. The fair value of the granted RSUs was estimated to be $212,386.

On August 18, 2022, the Company granted 675,676 restricted stock units (“RSUs”) at a market price of $0.83 to consultants of the Company in accordance with the Company’s RSU plan. Each of the RSUs vest immediately. The fair value of the granted RSUs was estimated to be $560,135. 675,676 of the granted RSUs were exercised during the year ended December 31, 2022.

On September 6, 2022, the Company granted 608,108 restricted stock units (“RSUs”) at a market price of $0.71 to a consultant of the Company in accordance with the Company’s RSU plan. Each of the RSUs vest immediately. The fair value of the granted RSUs was estimated to be $431,757. 608,108 of the granted RSUs were exercised during the year ended December 31, 2022.

On September 21, 2022, the Company granted 988,961 restricted stock units (“RSUs”) at a market price of $0.61 to directors, officers, and consultants of the Company in accordance with the Company’s RSU plan. Each of the RSUs vest immediately. The fair value of the granted RSUs was estimated to be $598,321.

On September 22, 2022, the Company granted 300,000 restricted stock units (“RSUs”) at a market price of $0.56 to an officer of the Company in accordance with the Company’s RSU plan. Each of the RSUs vest immediately. The fair value of the granted RSUs was estimated to be $168,000.

On October 28, 2022, the Company granted 820,000 restricted stock units (“RSUs”) at a market price of $0.26 to directors and officers of the Company in accordance with the Company’s RSU plan. Each of the RSUs vest immediately. The fair value of the granted RSUs was estimated to be $210,740. 820,000 of the granted RSUs were exercised during the year ended December 31, 2022.

On November 21, 2022, the Company granted 600,000 restricted stock units (“RSUs”) at a market price of $0.23 to a consultant of the Company in accordance with the Company’s RSU plan. Each of the RSUs vest immediately. The fair value of the granted RSUs was estimated to be $138,000. 600,000 of the granted RSUs were exercised during the year ended December 31, 2022.

A summary of the Company’s outstanding RSUs as at December 31, 2022 are as follows:

Number of RSUs
Balance, December 31, 2021	—
Granted	7,804,046
Exercised	(3,828,353)
Balance, December 31, 2022	3,975,693

During the year ended December 31, 2022, the Company recorded $2,431,464 (2021 — $nil) of expenses related to the RSUs as consulting fees.

11.    Capital

(a)     Authorized

The Company has authorized share capital of an unlimited amount of Common Shares with no par value.

(b)     Shares issued and outstanding

Shares issued and outstanding are as follows:

Cost:	Number of shares	Capital
Balance, December 31, 2019	13,129,212	$1,636
Balance, December 31, 2020	13,129,212	1,636
Shares issued to founders	5,626,806	1
Seed subscription	468,900	250,000
Private Placement	2,126,400	4,804,058
Settlement of Bridge Loan	880,000	2,200,000
Balance, December 31, 2021	22,231,318	$7,255,695

i.       The 13,129,212 shares issued to Halo in exchange for the Cannahealth acquisition have been deemed to be issued and outstanding as of the earliest reporting date, December 31, 2019.

ii.      On July 16, 2021, the Company issued 5,626,806 Common Shares in the Company’s capital to its founders.

iii.     On July 26, 2021, the Company completed a seed capital offering issuing 468,900 Common Shares in the Company’s capital at approximately $0.53 per share.

iv.      On November 12, 2021, the Company issued 13,129,212 shares to the former shareholders of Cannahealth Limited to facilitate the acquisition of the entity, at a value of $0.01 per share.

v.       On November 12, 2021, the Company completed a private placement, receiving gross consideration of $5,312,136 upon the issuance of 2,126,400 Common Shares of the Company at a price of $2.50 per share. The Company paid $508,078 in advisory fees and commissions associated with the offering.

vi.     On November 10, 2021, the Company issued 880,000 Common Shares at a value of $2.50 per common share to settle bridge loans payable of $2,200,000.

(c)     Earnings per share

The weighted average number of Common Shares outstanding for basic and diluted earnings per share for the year ended December 31, 2021 was 16,223,996. The weighted average number of ordinary shares outstanding for basic and diluted earnings per share for the years ended December 31, 2020 and 2019 was 13,129,212, adjusted for the same amount issued for the acquisition of Cannahealth. The Company did not have any potential dilution at December 31, 2021, 2020, or 2019.